Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information

18. SEGMENT INFORMATION

We manage our operating activities in two reportable segments: (i) chlorovinyls and (ii) building products. These two segments reflect the organization used by our management to allocate resources and for internal reporting purposes. Our chlorovinyls segment produces a highly integrated chain of products, including chlor-alkali and derivative products (chlorine, caustic soda, VCM, vinyl resins, ethylene dichloride (or 1, 2 dichloroethane) (“EDC”), chlorinated solvents, calcium hypochlorite, HCL) and compound products (vinyl compounds, compound additives and plasticizers)). Our building products segment manufactures and distributes interior and exterior trim and mouldings products, deck products, siding, pipe and pipe fittings.

Earnings of our segments exclude interest income and expense, unallocated corporate expenses and general plant services and provision for income taxes. Transactions between operating segments are valued at market based prices. The revenues generated by these transfers for the years ended December 31, 2015, 2014 and 2013 are provided in the tables below.

Identifiable assets consist of property, plant and equipment used in the operations of the segment as well as inventory, receivables and other assets directly related to the segment. Unallocated and other assets include cash, certain corporate receivables, data processing equipment, and the assets of the discontinued operations from the aromatics segment. The accounting policies of the reportable segments are the same as those described in Note 1 of the Notes to the Consolidated Financial Statements.

(In millions)	Chlorovinyls	Building Products	Eliminations, Unallocated and Other		Total
Year Ended December 31, 2015
Net sales	$2,506.1	$690.9	$—		$3,197.0
Intersegment revenues	214.0	—	(214.0)		—

Total net sales	$2,720.1	690.9	(214.0)		$3,197.0

Restructuring and divestiture costs	$0.3	9.3	12.8		$22.4
Integration-related costs and other, net	$0.3	$0.6	$15.1		$16.0
Goodwill impairment charges	$864.1	—	—		$864.1
Depreciation and amortization	$205.8	23.0	10.8		$239.6

Operating income (loss)	$(768.5)	38.0	(77.4	)(1)	$(807.9)
Interest expense, net					(72.9)
Debt refinancing costs					(3.2)
Foreign exchange loss					(2.3)

Loss from continuing operations before income taxes					$(886.3)

Capital expenditures	$144.0	19.9	28.0		$191.9
Total assets	$3,909.4	557.7	72.3		$4,539.4

Year Ended December 31, 2014
Net sales	$2,930.2	$712.3	$—		$3,642.5
Intersegment revenues	256.0	—	(256.0)		—

Total net sales	$3,186.2	712.3	(256.0)		$3,642.5
Restructuring and divestiture costs	$12.6	4.2	(0.1)		$16.7
Integration-related costs and other, net	$6.2	—	26.0		$32.2
Goodwill impairment charges	$4.1	—	—		$4.1
Depreciation and amortization	$200.3	21.9	9.7		$231.9

Operating income	$213.9	37.7	(84.9	)(1)	$166.7
Interest expense, net					(71.0)
Foreign exchange loss					(1.0)

Income from continuing operations before income taxes					$94.7

Capital expenditures	$148.9	31.2	13.0		$193.1
Total assets	$4,872.0	581.3	202.7		$5,656.0

Year Ended December 31, 2013
Net sales	$2,917.3	$667.8	$—		$3,585.1
Intersegment revenues	$226.2	0.1	(226.3)		$—

Total net sales	$3,143.5	667.9	(226.3)		$3,585.1
Restructuring and divestiture costs	$(0.1)	2.8	7.3		$10.0
Integration-related costs and other, net	$(8.8)	—	41.4		$32.6
Depreciation and amortization	$174.2	21.2	6.9		$202.3

Operating income	$434.9	47.0	(96.2	)(1)	$385.7
Interest expense, net					(71.5)
Debt refinancing costs					(78.5)
Gain on acquisition of controlling interest					25.9
Foreign exchange loss					(0.2)

Income from continuing operations before income taxes					$261.4

Capital expenditures	$132.7	33.3	11.9		$177.9
Total assets	$5,074.0	577.8	205.3		$5,857.1

(1)	Includes shared services, administrative and legal expenses.

Net Sales by Product Line

The table below summarizes net sales by product line for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
(In millions)	2015	2014	2013
Chlorovinyls
Chlor-alkali and derivative products	$2,056.3	$2,435.3	$2,447.2
Compound products	449.8	494.9	470.1

Total	2,506.1	2,930.2	2,917.3

Building Products
Moulding products	148.8	148.2	132.3
Outdoor building products	542.1	564.1	535.5

Total	690.9	712.3	667.8

Net Sales	$3,197.0	$3,642.5	$3,585.1

Geographic Areas

Sales are attributable to geographic areas based on customer location and were as follows for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
(In millions)	2015	2014	2013
Net sales:
United States	$2,699.4	$3,077.8	$3,054.1
Non-U.S.	497.6	564.7	531.0

Net Sales	$3,197.0	$3,642.5	$3,585.1

Export sales as a percentage of net sales were approximately 16 percent for each of the years ended December 31, 2015 and 2014 and were approximately 15 percent for the year ended December 31, 2013. Based on destination, the principal international markets we serve are Canada and Asia. Net sales to Canada during each of the years ended December 31, 2015, 2014 and 2013 were approximately 13 percent of net sales.

Long-lived assets, excluding intangible assets, are based on asset location. As of December 31, 2015 and 2014, our long-lived assets, excluding intangible assets, by geographic areas were as follows:

	December 31,
(In millions)	2015	2014
Long-lived assets (excluding intangible assets):
United States	$1,369.0	$1,330.3
Non-U.S.	187.5	232.1

Total	$1,556.5	$1,562.4

Net assets are attributable to geographic areas based on the location of the legal entity. Net assets by geographic locations as of December 31, 2015 and 2014 were as follows:

	December 31,
(In millions)	2015	2014
Net assets:
United States	$1,432.9	$2,255.2
Non-U.S.	220.2	333.8

Total	$1,653.1	$2,589.0